Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves

21. Valuation and Qualifying Accounts and Reserves

Our valuation and qualifying accounts and reserves for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Balance at Beginning of Period	Charged to Consolidated Statements of Operations	Charged to Other Accounts	Deductions/ Other	Balance at End of Period
	(Millions)
December 31, 2012
Environmental	$3	$—	$—	$(1)	$2
Litigation	—	—	—	—	—
Other (a)	1	—	—	—	1

	$4	$—	$—	$(1)	$3

December 31, 2011
Environmental	$3	$—	$—	$—	$3
Litigation	1	—	—	(1)	—
Other (a)	—	1	—	—	1

	$4	$1	$—	$(1)	$4

December 31, 2010
Environmental	$3	$1	$—	$(1)	$3
Litigation	3	—	—	(2)	1
Other (a)	—	—	1	(1)	—

	$6	$1	$1	$(4)	$4

(a)	Principally consists of allowance for doubtful accounts, reserves against other long-term assets, which are included in other long-term assets, other contingency liabilities, which are included in other current liabilities, and the recognition and re-measurement of the fair value of contingent consideration.